Related party transactions	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Related party transactions

25.	Related party transactions
Related parties of the Company are entities and individuals capable of exercising control, joint control or significant influence over the Company and its subsidiaries. Related parties also include associates, joint ventures and unconsolidated subsidiaries of the Company, members of the Stellantis Board of Directors, executives with strategic responsibilities and certain members of their families. Related parties include companies belonging to Exor N.V. (“Exor”), which include Ferrari
N.V., CNH Industrial N.V. (“CNHI”) and Iveco Group N.V. ("Iveco"), which was spun-off from CNHI effective January 1,
2022.
Transactions carried out by Stellantis with its related parties are on commercial terms that are normal in the respective markets, considering the characteristics of the goods or services involved, and primarily relate to:
•the sale of LCV vehicles and spare parts to Iveco's owned dealer network;
•the sale of iron and aluminum engine components, plastic components and industrial equipment to Iveco;
•the sale of propulsion system and other components to the companies of CNHI;
•the provision of service (accounting, payroll, tax administration, information technology and security) to the companies of CNHI and Iveco;
•the purchase of engines and engine components for Maserati vehicles from Ferrari N.V.;
•the sale of vehicles for rental activities to Leasys (refer to Note 3, Scope of consolidation for additional information);
•the sale of vehicles for resale and leasing activities to the joint ventures with Santander and BNP Paribas;
•the purchase of used vehicles from Leasys and the joint ventures with Santander and BNP Paribas under repurchase agreements from leasing and rentals activities;
•the purchase of light commercial vehicles and passenger cars from and the sale of goods to the joint venture
Tofas;
•the provision of services and the sale of goods to Dongfeng Peugeot Citroën Automobiles until late 2023;
• the provision of services and the sale of goods to the GAC-Stellantis JV until January 2022. Refer to Note 3,
Scope of consolidation for additional information;
•the purchase of vehicles from, and the provision of services and the sale of goods to the joint operation Fiat
India Automobiles Private Limited;
•the Jeep brand sponsorship of Juventus Football Club (a subsidiary of Exor);
•the manufacturing assistance services in both technology and personnel to manufacture an electric vertical take-
off and landing aircraft with Archer; and
•the purchases of goods and services from GEFCO. Refer to Note 3, Scope of consolidation for additional information on the disposal.
The amounts for significant transactions with related parties recognized in the Consolidated Income Statements were as follows:

	Years ended December 31,
	2023				2022				2021
	Net Revenues	Cost of revenues	Selling, general and other costs, net	Net Financial expenses/ (income)	Net Revenues	Cost of revenues	Selling, general and other costs, net	Net Financial expenses/ (income)	Net Revenues	Cost of revenues	Selling, general and other costs, net	Net Financial expenses
	(€ million)
Tofas	€1,339	€779	€27	€—	€1,129	€1,699	€24	€—	€831	€1,220	€14	€—
FCA Bank	—	—	—	—	2,007	33	30	21	1,666	19	(1)	39
Leasys	960	12	6	—	—	—	—	—	—	—	—	—
GAC-Stellantis JV	—	—	—	—	24	—	—	(2)	45	—	—	(3)
Dongfeng Peugeot Citroën Automobiles	72	177	—	(3)	140	604	—	(7)	150	122	—	—
Finance companies in partnership with SCF and BNPP PF(1)	8,973	471	(7)	14	7,773	623	1	(2)	7,251	647	57	—
Other	4	1	(1)	(2)	3	—	12	(4)	4	2	8	—
Total joint arrangements	11,348	1,440	25	9	11,076	2,959	67	6	9,947	2,010	78	36
GEFCO	—	—	—	—	—	—	—	—	25	2,048	—	—
Other	23	196	2	(1)	65	183	16	—	66	144	16	(2)
Total associates	23	196	2	(1)	65	183	16	—	91	2,192	16	(2)
CNHI	28	—	(3)	—	50	—	—	—	332	169	1	—
Iveco	218	19	(5)	—	233	26	(1)	—	—	—	—	—
Ferrari N.V.	16	51	(1)	—	22	83	—	—	27	115	—	—
Directors and Key Management	—	—	87	—	—	—	75	—	—	—	73	—
Other	1	—	43	—	1	1	48	—	179	5	49	—
Total CNHI, Ferrari, Directors and other	263	70	121	—	306	110	122	—	538	289	123	—
Total unconsolidated subsidiaries	95	24	—	—	17	50	5	(1)	261	11	5	(4)
Total transactions with related parties	€11,729	€1,730	€148	€8	€11,464	€3,302	€210	€5	€10,837	€4,502	€222	€30

Total for the Company	€189,544	€151,400	€9,541	€(42)	€179,592	€144,327	€8,981	€768	€149,419	€119,943	€9,130	€734
_______________________________________________________________________________________________________________________________________________
(1) As a result of the reorganization of the financing activities within Europe, the transactions of the financing companies in partnership with SCF and BNPP have a similar nature. As such, the transactions have been aggregated and the prior periods have been represented for comparability
Assets and liabilities from significant transactions with related parties were as follows:

	At December 31,
	2023				2022
	Trade and other receivables	Trade payables and other liabilities	Asset- backed financing	Debt(1)	Trade and other receivables	Trade payables and other liabilities	Asset- backed financing	Debt (1)
	(€ million)
Tofas	€164	€180	€—	€—	€214	€423	€—	€—
FCA Bank	—	—	—	—	272	122	2	113
Leasys	147	104	—	38	—	—	—	—
GAC-Stellantis JV	—	14	—	—	—	14	—	—
Dongfeng Peugeot Citroën Automobiles	128	44	—	—	114	64	—	—
Finance companies in partnership with SCF and BNPP PF(2)	943	400	38	22	919	258	55	16
Other	77	11	—	—	14	16	—	—
Total joint arrangements	1,459	753	38	60	1,533	897	57	129
Other	237	34	—	—	102	27	—	—
Total associates	237	34	—	—	102	27	—	—
CNHI	11	1	—	—	19	1	—	—
Iveco	42	40	—	—	34	17	—	—
Ferrari N.V.	8	19	—	—	11	17	—	—
Other	1	25	—	—	1	39	—	—
Total CNHI, Ferrari N.V. and other	62	85	—	—	65	74	—	—
Total unconsolidated subsidiaries	188	26	—	7	95	91	—	8
Total originating from related parties	€1,946	€898	€38	€67	€1,795	€1,089	€57	€137

Total for the Company	€21,359	€56,643	€4,778	€24,685	€14,870	€54,383	€1,655	€25,498
______________________________________________________________________________________________________________________________
(1) Relating to Debt excluding Asset-backed financing, refer to Note, 22 Debt for additional information
(2) As a result of the reorganization of the financing activities within Europe, the transactions of the financing companies in partnership with SCF and BNPP have a similar nature. As such, the transactions have been aggregated and the prior periods have been represented for comparability
For guarantees and commitments details, refer to Note 26, Guarantees granted, commitments and contingent liabilities for additional information.
Compensation to Directors and Key Management
The fees of the Directors of the Company for carrying out their respective functions were €43 million and
€31 million for the year ended December 31, 2023 and 2022, respectively.
The aggregate compensation expense for remaining executives with strategic responsibilities was approximately €44 million for 2023 (€44 million for 2022), which in addition to base compensation, included:
•€16 million in 2023 (€16 million in 2022) for share-based compensation expense;
•€9 million in 2023 (€14 million in 2022) for short-term employee benefits; and
•€3 million in 2023 (€3 million in 2022) for pension and similar benefits.
Refer to Note 19, Share-based compensation, for additional information related to the PSU and RSU awards granted to certain key employees.